Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities

3.	Accounts payable and accrued liabilities

A summary of the accounts payable and accrued liabilities is as follows:

	December 31, 2024	December 31, 2023
Accounts payable	$1,678,839	$1,183,037
Accrued liabilities	300,134	318,285
	$1,978,973	$1,501,322

During the year ended December 31, 2023, the Company collected proceeds of $160,000 in relation to the delivery of GluCurve Pet CGM units in December 2022. A portion of the CGM hardware supplied to the Company did not meet the GluCurve Pet CGM specifications for the end users. In December 2023, the Company agreed to refund or provide a credit towards the future purchase of the GluCurve Pet CGM units, aggregating $133,120, included in accounts payable as at December 31, 2024 and 2023. The balance of proceeds received of $26,880 was recorded as revenues.

The Company is working with its supplier on a warranty claim for those CGM hardware units that did not meet specifications. To date, the Company has recovered $35,100 from the supplier (received in September 2023).